FINANCING AND LOANS - Movement of loans receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
AMOUNTS RECEIVABLE - ENBpar
Opening balance	R$ 2,601,027
Final balance	389,438	R$ 2,601,027
Loans and receivables | Gross value
AMOUNTS RECEIVABLE - ENBpar
Opening balance	5,843,527	10,924,899
Amortization of principal	(2,100,842)	(4,800,916)
Interest, charges, Monetary and exchange variations incurred	753,367	815,326
Interest received	(93,965)	(558,369)
ECL	(3,347,749)	(633,338)
Derecognition of liabilities with RGR	(573,008)	24,119
Loss from write-off of Itaipu receivables	(46,751)
Effects of Electronuclear Deconsolidation	587,067
Release		71,806
Final balance	R$ 1,021,645	R$ 5,843,527